S000000582 [Member] Investment Objectives and Goals - BARON ASSET FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Asset Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]
The investment goal of Baron Asset Fund® (the “Fund”) is capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.